UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22516

GAI Aurora Opportunities Fund, LLC (formerly, ASGI Aurora Opportunities Fund, LLC)
 (Exact name of registrant as specified in charter)

c/o Wells Fargo Investment Institute, Inc.
Global Alternative Investments
401 South Tryon Street
                                                                       Charlotte, NC 28202
(Address of principal executive offices) (Zip code)

 Lloyd Lipsett
Wells Fargo Law Department
J9201-210
200 Berkeley Street
                                                                       Boston, MA 02116
(Name and address of agent for service)

Registrant's telephone number, including area code:(866) 440-7460

Date of fiscal year end: March 31

Date of reporting period: December 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.

GAI Aurora Opportunities Fund, LLC (formerly known as ASGI Aurora Opportunities Fund, LLC) Consolidated Schedule of Investments (unaudited) As of December 31, 2014

Strategy	Investments	Cost	Fair Value
Event-Driven - 12.57%
	Corvex Offshore Ltd.	$3,300,000	$3,503,792
	Tyrus Capital Event Fund Limited	2,750,000	3,215,399
	ValueAct Capital International II, LP	1,639,005	1,938,390
	West Face Long Term Opportunities (USA) LP*	56,571	35,936
	West Face Long Term Opportunities Fund Ltd.	2,178,905	2,455,153
			11,148,670
Long/Short Credit - 19.89%
	Centerbridge Credit Partners Offshore, Ltd.	911,825	1,157,681
	Centerbridge Credit Partners, LP*	10,775	23,874
	Redwood Offshore Fund Ltd.	4,950,000	5,878,329
	Thoroughbred Offshore Fund Ltd.	3,479,020	4,515,198
	York Credit Opportunities Unit Trust	5,250,000	6,076,171
			17,651,253
Long/Short Equities - 29.33%
	AKO Fund Limited	2,810,000	3,406,435
	Broadway Gate Offshore Fund, Ltd.	260,000	265,163
	Cadian Offshore Fund Ltd.	1,912,500	2,467,973
	Greenlight Capital Offshore (Gold), Ltd.	877,500	1,128,779
	Greenlight Capital Offshore Qualified, Ltd.	1,953,361	2,329,987
	JAT Capital Offshore Fund Ltd	1,475,000	1,388,761
	Lansdowne Developed Markets Fund Limited	2,462,547	3,583,104
	Miura Global Fund, Ltd.	2,963,922	3,525,408
	Naya Fund	2,650,000	2,579,785
	North Tide Capital Offshore, Ltd.	2,600,000	2,438,726
	Passport Special Opportunities Fund, LP*	132,334	182,124
	Tybourne Equity (Offshore) Fund	2,345,970	2,729,943
			26,026,188
Macro - 15.67%
	AHL (Cayman) SPC	2,050,000	2,372,776
	BlueCrest Capital International Limited	1,232,250	1,215,652
	Brevan Howard Fund Limited	249,961	245,477
	Brevan Howard Multi-Strategy Fund Limited	1,518,750	1,709,169
	Discovery Global Macro Fund, Ltd.	675,000	757,090
	Discovery Global Opportunity Fund, Ltd.	2,137,185	2,860,802
	Dymon Asia Macro Fund	2,550,000	3,178,879
	Trient Global Macro Fund	1,700,000	1,564,987
			13,904,832

GAI Aurora Opportunities Fund, LLC (formerly known as ASGI Aurora Opportunities Fund, LLC) Consolidated Schedule of Investments (unaudited) (continued) As of December 31, 2014
Strategy	Investments	Cost	Fair Value
Opportunistic - 11.27%
	Achievement Fund XL Ltd.	$1,704,096	$1,612,185
	JHL Capital Group Fund Ltd.	1,850,000	2,082,614
	Luxor Capital Partners Offshore, Ltd.	1,599,990	1,605,935
	Roystone Capital Offshore Fund Ltd.	1,950,000	2,065,059
	York European Opportunities Unit Trust	2,454,264	2,637,822
			10,003,615
Total Investments (Cost $68,640,731**) - 88.73%			78,734,558
Other Assets and Liabilities, net - 11.27%			9,996,662
Net Assets - 100.00%			$88,731,220

Percentages shown are stated as a percentage of net assets as of December 31, 2014. All investments in Investment Funds are non-income producing.
*	Investment Fund held in GAI Aurora Special Onshore Asset Holdings, Inc.

**	The cost and unrealized appreciation/(depreciation) of investments as of December 31, 2014, as computed for federal tax purposes, were as follows:

Aggregate cost	$80,792,938

Gross unrealized appreciation	$990,768
Gross unrealized depreciation	(3,049,148)
Net unrealized depreciation	$(2,058,380)

Investments by Strategy (as a percentage of total investments)
Long/Short Equities	33.06%
Long/Short Credit	22.42
Macro	17.66
Event-Driven	14.16
Opportunistic	12.70
100.00%

GAI Aurora Opportunities Fund, LLC (formerly known as ASGI Aurora Opportunities Fund, LLC) Consolidated Schedule of Investments (unaudited) (continued) As of December 31, 2014

Fair Value Measurements

The GAI Aurora Opportunities Fund, LLC (formerly known as ASGI Aurora Opportunities Fund, LLC) and its wholly-owned subsidiary, GAI Aurora Special Onshore Asset Holdings, Inc. (formerly known as ASGI Aurora Special Onshore Asset Holdings, Inc.) (together, the "Fund"), measures fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three levels of the fair value hierarchy are:

•
Level 1 – Unadjusted quoted prices for identical securities in an active market. Since valuations are based on quoted prices that are readily-accessible at the measurement date, valuation of these securities does not entail a significant degree of judgment.

•
Level 2 – Quoted prices in non-active markets for which all significant inputs are observable either directly or indirectly. Level 2 inputs may also include pricing models whose inputs are observable or derived principally from or corroborated by observable market data.

•	Level 3 – Prices or valuation techniques that require inputs that are both significant to the fair value and unobservable. Little if any market activity exists for Level 3 securities.

Through October 31, 2014, the Fund’s legal name was ASGI Aurora Opportunities Fund, LLC and Alternative Strategies Group, Inc. (the “Adviser”) served as the Fund’s Adviser. Effective November 1, 2014 (the "Effective Date"), the Adviser was renamed as Wells Fargo Investment Institute, Inc. ("WFII"). The Adviser's Global Alternative Investments ("GAI") division is responsible for continuing to manage the Fund under the advisory agreement. There was no change in control of the Adviser as a result of the changes. In conjunction with such changes at the Adviser, the Fund’s legal name was changed as of the Effective Date.

The Adviser considers subscription and redemption rights, including any restrictions on the disposition of the interest, in its determination of the fair value of investments in a select group of collective investment vehicles ("Investment Funds") managed by experienced investment managers ("Investment Managers") that implement a number of different alternative investment strategies and invest in a variety of worldwide markets. Investments in Investment Funds are included in Level 1 of the fair value hierarchy if an unadjusted price can be obtained from a reputable, independent third party pricing source as of the measurement date. Investments in the Investment Funds are included in Level 2 of the fair value hierarchy if the Fund can provide the appropriate redemption notice and can redeem its investment within 90 days of period end. All other investments in Investment Funds are classified as Level 3.

The Fund recognizes transfers into and out of the levels indicated above at the beginning of the reporting period.

GAI Aurora Opportunities Fund, LLC (formerly known as ASGI Aurora Opportunities Fund, LLC) Consolidated Schedule of Investments (unaudited) (continued) As of December 31, 2014
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's investments as of December 31, 2014 is as follows:

Description	Total Fair Value at December 31, 2014	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Event-Driven	$11,148,670	$–	$3,739,451	$7,409,219
Long/Short Credit	17,651,253	–	1,548,799	16,102,454
Long/Short Equities	26,026,188	–	16,336,734	9,689,454
Macro	13,904,832	–	11,815,705	2,089,127
Opportunistic	10,003,615	–	6,846,679	3,156,936
Total Investments	$78,734,558	$–	$40,287,368	$38,447,190

There were no transfers between Level 1 and Level 2 during the nine month period ended December 31, 2014.

The following is a reconciliation of Level 3 investments for which the Fund cannot redeem its investment within 90 days of period end:

	Balance, as of April 1, 2014	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	(Sales)	Transfers into Level 3	Transfers out of Level 3	Balance, as of December 31, 2014
Investments in Investment Funds
Event-Driven	$5,678,984	$142,567	$121,072	$1,674,164	$(939,819)	$2,250,582	$(1,518,331)	$7,409,219
Long/Short Credit	14,938,056	490,477	(664,844)	2,949,021	(2,115,274)	505,018	–	16,102,454
Long/Short Equities	7,705,701	796,078	301,648	2,460,435	(3,960,428)	2,386,020	–	9,689,454
Macro	–	100,181	(6,241)	–	(328,617)	2,323,804	–	2,089,127
Opportunistic	2,833,451	10,993	228,362	262,500	(156,011)	–	(22,359)	3,156,936
Total	$31,156,192	$1,540,296	$(20,003)	$7,346,120	$(7,500,149)	$7,465,424	$(1,540,690)	$38,447,190

The following table is the net change in unrealized appreciation/(depreciation) for the period ended December 31, 2014 related to Level 3 investments in Investment Funds still held by the Fund as of December 31, 2014:

Investments in Investment Funds	Net change in unrealized appreciation/ (depreciation)
Event-Driven	$121,072
Long/Short Credit	(664,844)
Long/Short Equities	301,648
Macro	(6,241)
Opportunistic	235,980
Total	$(12,385)

GAI Aurora Opportunities Fund, LLC (formerly known as ASGI Aurora Opportunities Fund, LLC) Consolidated Schedule of Investments (unaudited) (continued) As of December 31, 2014
All transfers into Level 3 during the period end were due to a portion of the Fund's investment in certain Investment Funds not being available for withdrawal within 90 days of period end. All transfers out of Level 3 during the period were due to expiry of lock-up terms on certain Investment Funds and a portion of the Fund's investment in these Investment Funds now being available for withdrawal within 90 days of period end.
Accounting Standards Update ("ASU") 2009-12 permits a reporting entity to measure the fair value of an investment that does not have a readily determinable fair value based on the net asset value per share (the "NAV"), or its equivalent, of the investment as a practical expedient, without further adjustment, unless it is probable that the investment would be sold at a value significantly different than the NAV. If the practical expedient NAV is not as of the reporting entity's measurement date, then the NAV should be adjusted to reflect any significant events that may change the valuation. In using the NAV as a practical expedient, certain attributes of the investment that may impact its fair value are not considered in measuring fair value. Attributes of those investments include the investment strategies of the investment and may also include, but are not limited to, restrictions on the investor's ability to redeem its investments at the measurement date and any unfunded commitments. The Fund is permitted to invest in alternative investments that do not have a readily determinable fair value, and as such, has elected to use the NAV as calculated on the reporting entity's measurement date as the fair value of the investment.
While redemptions from the Investment Funds are typically permitted monthly, quarterly, semi-annually, annually or biennially, such redemptions may be deferred or suspended at any time upon the election of the Investment Manager of the Investment Fund. Moreover, certain Investment Funds may amend their liquidity provisions or otherwise further restrict the Fund's ability to make withdrawals from those Investment Funds. No such restrictions were in place as of or during the nine month period ended December 31, 2014. The Fund had no unfunded capital commitments as of December 31, 2014.
The following is a summary of the investment strategies of the Investment Funds held in the Fund as of December 31, 2014:
Event-Driven strategies generally include investments in securities of companies involved in identifiable corporate actions, such as mergers, acquisitions, restructurings, spin-offs, shareholder activism, or other special situations which alter a company's financial structure or operating strategy. Risk management and hedging techniques may be employed to protect the portfolio from events that fail to materialize. In addition, accurately forecasting the timing of an event is an important element impacting the realized return. The use of leverage varies considerably.
Long/Short Credit strategies generally involve Investment Managers taking both long and short positions in credit related instruments, such as corporate bonds, bank loans, trade claims, emerging market debt and credit derivatives (e.g., credit default swaps). Investment Managers utilizing this strategy usually invest in companies in financial difficulty, reorganization or bankruptcy and their portfolios often are concentrated in debt instruments. The use of leverage varies considerably. Investment Managers differ in their preference for actively participating in the workout and restructuring process and the extent to which they use leverage. Although Long/Short Credit strategies typically involve positions in debt instruments and credit derivatives, the Investment Managers implementing this strategy generally perform extensive research on companies and may use this information to invest both long and short in the equity securities of such companies.

GAI Aurora Opportunities Fund, LLC (formerly known as ASGI Aurora Opportunities Fund, LLC) Consolidated Schedule of Investments (unaudited) (continued) As of December 31, 2014
Long/Short Equities strategies generally involve taking both long and short positions in equity securities that are deemed to be under or overvalued. Although the combination of long and short investing can provide an element of protection against (but not eliminate) directional market exposure, long/short equities Investment Managers generally do not attempt to neutralize the amount of long and short positions (i.e., they will be net long or net short). Investment Managers may specialize in a particular industry or geographic region, or they may diversify holdings across industries or geographic regions. Investment Managers in this strategy usually employ a low to moderate degree of leverage.
Macro strategies generally involve fundamental, discretionary or systematic, directional trading in currencies, fixed income commodities, bonds and equities. Investment managers utilizing Macro strategies invest in a wide variety of strategies and instruments, often assuming an aggressive risk posture. Most investment managers rely on macro-economic analyses to invest across countries, markets, sectors and companies, and have the flexibility to invest in numerous financial instruments. Futures, options and other derivative instruments are often used for hedging and speculation and the use of leverage varies considerably.
Opportunistic strategies generally involve Investment Managers exercising discretion in allocating capital among several types of arbitrage, event-driven and directional strategies (e.g., long/short equities, relative value, long/short credit, activist, volatility trading and capital structure arbitrage). Capital is opportunistically allocated as such Investment Managers perceive each strategy's opportunity set changing with market conditions.
Please refer to the September 30, 2014 financial statements for full disclosure on the Fund's portfolio valuation methodology.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		GAI Aurora Opportunities Fund, LLC

By (Signature and Title)*		/s/ Adam I. Taback
Adam I. Taback, President
(principal executive officer)

Date	2/24/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Adam I. Taback
Adam I. Taback, President
(principal executive officer)

Date	2/24/2015

By (Signature and Title)*		/s/ Michael Roman
Michael Roman, Treasurer
(principal financial officer)

Date	2/24/2015

* Print the name and title of each signing officer under his or her signature.